As filed with the SEC on March 1, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number	811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2006 – December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (1.2%)
Crown Castle Towers LLC, Series 2006-1A, Class C -144A 5.47%, due 11/15/2036	$1,700	$1,698
Total Mortgage-Backed Securities (cost: $1,700)		1,698

CORPORATE DEBT SECURITIES (96.0%)
Aerospace (3.0%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,000	2,628
Embraer Overseas, Ltd., Guaranteed Note-144A 6.38%, due 01/24/2017	1,525	1,525
Agriculture (1.1%)
Michael Foods, Inc. 8.00%, due 11/15/2013	1,500	1,556
Air Transportation (0.9%)
FedEx Corp. 9.65%, due 06/15/2012	1,000	1,191
Amusement & Recreation Services (1.4%)
Harrah's Operating Co., Inc 5.50%, due 07/01/2010	1,000	980
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,000	1,000
Automotive (0.3%)
General Motors Corp 7.13%, due 07/15/2013†	500	471
Automotive Service Stations (0.7%)
Petro Stopping Centers, LP / Petro Financial Corp 9.00%, due 02/15/2012	1,000	1,035
Beverages (1.7%)
Anheuser-Busch Cos., Inc. 5.75%, due 04/01/2036	875	839
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	660	769
FBG Finance Ltd.-144A 5.88%, due 06/15/2035	800	725
Business Credit Institutions (2.5%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	3,315	3,531
Business Services (1.7%)
Cardtronics, Inc., Senior Subordinated Note 9.25%, due 08/15/2013†	800	842
Hertz Corp.-144A 10.50%, due 01/01/2016†	1,125	1,237
iPayment, Inc., Senior Subordinated Note 9.75%, due 05/15/2014	350	360
Chemicals & Allied Products (3.2%)
ICI Wilmington, Inc. 4.38%, due 12/01/2008	3,400	3,336
Ineos Group Holdings PLC-144A 8.50%, due 02/15/2016	500	477
Mosaic Global Holdings, Inc., Senior Note-144A 7.63%, due 12/01/2016	400	414
Reichhold Industries, Inc., Senior Note-144A 9.00%, due 08/15/2014	300	294
Commercial Banks (9.6%)
ACE Cash Express, Inc., Senior Note-144A 10.25%, due 10/01/2014	250	253
Barclays Bank PLC 6.28%, due 12/15/2034(a) (b)	1,500	1,476
HBOS PLC-144A 5.92%, due 10/01/2015(a) (b)	1,400	1,373
HSBC Capital Funding LP-144A 10.18%, due 06/30/2030(a) (b)	1,500	2,216
HSBK Europe BV-144A 7.75%, due 05/13/2013	500	527
Shinsei Finance Cayman, Ltd.-144A 6.42%, due 07/20/2016(a) (b)	1,000	999
Wachovia Capital Trust III 5.80%, due 03/15/2011(a) (b)	1,396	1,408
Wells Fargo & Co. 4.20%, due 01/15/2010	2,000	1,948
Wells Fargo Capital X 5.95%, due 12/15/2036	1,270	1,245
ZFS Finance USA Trust I-144A 6.45%, due 12/15/2065(b)	2,000	2,040
Communication (8.5%)
Comcast Corp. 7.05%, due 03/15/2033	2,050	2,192
Echostar DBS Corp., Senior Note 7.13%, due 02/01/2016	1,250	1,250
Intelsat Subsidiary Holding Co., Ltd. 8.25%, due 01/15/2013	800	812
Kabel Deutschland GmbH 10.63%, due 07/01/2014	1,000	1,109
News America Holdings 9.25%, due 02/01/2013	2,985	3,503
Viacom, Inc., Senior Note 6.25%, due 04/30/2016	3,100	3,079
Department Stores (1.0%)
Neiman-Marcus Group, Inc. 9.00%, due 10/15/2015	1,275	1,391
Electric Services (4.6%)
AES Gener SA 7.50%, due 03/25/2014†	1,500	1,589
Dominion Resources, Inc. 5.69%, due 05/15/2008	1,900	1,903
PSEG Funding Trust 5.38%, due 11/16/2007	3,000	2,994
Electronic Components & Accessories (0.8%)
NXP BV, Senior Note-144A 7.88%, due 10/15/2014	275	284
Sensata Technologies BV, Senior Note-144A 8.25%, due 05/01/2014	850	816
Food & Kindred Products (1.2%)
ConAgra Foods, Inc,-144A 5.82%, due 06/15/2017	1,140	1,128

ConAgra Foods, Inc. 9.75%, due 03/01/2021	235	305
Nutro Products, Inc.-144A 10.75%, due 04/15/2014	290	317
Food Stores (0.9%)
Stater Brothers Holdings, Inc 8.13%, due 06/15/2012†	1,200	1,218
Gas Production & Distribution (3.9%)
El Paso Corp. 7.63%, due 09/01/2008	1,000	1,030
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	1,500	1,708
Markwest Energy Part/Finance-144A 8.50%, due 07/15/2016	700	728
Northwest Pipeline 9.00%, due 08/01/2022	175	180
Southern Union Co., Senior Note 6.15%, due 08/16/2008	1,800	1,807
Holding & Other Investment Offices (5.8%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066(b)	2,000	2,196
Healthcare Realty Trust, Inc. REIT, Senior Note 8.13%, due 05/01/2011	1,350	1,464
Hospitality Properties Trust REIT 6.30%, due 06/15/2016	1,968	2,014
Hutchison Whampoa International, Ltd.-144A 7.45%, due 11/24/2033	1,500	1,730
Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note-144 A 6.75%, due 05/01/2013	800	803
Hotels & Other Lodging Places (4.6%)
Host Marriott, LP REIT 7.13%, due 11/01/2013	1,500	1,534
Las Vegas Sands Corp 6.38%, due 02/15/2015	800	775
Park Place Entertainment Corp. 7.00%, due 04/15/2013	1,500	1,534
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	1,500	1,584
Station Casinos, Inc., Subordinated Note 6.63%, due 03/15/2018	500	429
Wyndham Worldwide Corp.-144A 6.00%, due 12/01/2016	675	663
Industrial Machinery & Equipment (1.1%)
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,513
Instruments & Related Products (0.3%)
Fisher Scientific International, Inc. 6.13%, due 07/01/2015	350	346
Insurance (3.7%)
Metlife, Inc. 6.40%, due 12/15/2036*	2,230	2,240
Oil Insurance, Ltd.-144A 7.56%, due 06/30/2011(a) (b)	1,500	1,552
Reinsurance Group of America 6.75%, due 12/15/2065(b)	1,400	1,399
Lumber & Other Building Materials (0.2%)
Masonite Corp., Senior Subordinated Note-144A 11.00%, due 04/06/2015	300	277

Management Services (0.2%)
FTI Consulting, Inc., Senior Note-144A 7.75%, due 10/01/2016	300	311
Metal Mining (2.3%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	2,000	2,014
Vale Overseas, Ltd., Guaranteed Note 6.25%, due 01/23/2017	1,175	1,180
Mortgage Bankers & Brokers (4.1%)
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A 9.88%, due 12/15/2012	500	536
Glencore Funding LLC-144A 6.00%, due 04/15/2014	1,500	1,462
ILFC E-Capital Trust II-144A 6.25%, due 12/21/2065(b)	2,000	2,032
Innophos Investments Holdings, Inc. 13.38%, due 02/15/2015*	180	188
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016(a) (b)	750	761
Stripes acquisition LLC/Susser Finance Corp.-144A A 10.63%, due 12/15/2013	704	764
Motion Pictures (2.9%)
Time Warner, Inc. 9.13%, due 01/15/2013	3,500	4,077
Oil & Gas Extraction (4.0%)
Chesapeake Energy Corp. 6.88%, due 01/15/2016	1,500	1,513
Gazprom International SA-144A 7.20%, due 02/01/2020	600	634
Occidental Petroleum Corp. 10.13%, due 09/15/2009	500	559
OPTI Canada, Inc., Senior Note-144A 8.25%, due 12/15/2014	1,000	1,027
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	1,000	1,050
Sabine Pass LNG, LP, Senior Secured Note-144A 7.50%, due 11/30/2016	850	847
Paper & Allied Products (1.6%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	2,000	2,196
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc. 9.88%, due 10/15/2014†	650	657
Personal Credit Institutions (2.8%)
Aiful Corp.-144A 6.00%, due 12/12/2011	792	784
Erac USA Finance Company-144A 6.80%, due 02/15/2008	2,100	2,121
General Motors Acceptance Corp. 5.13%, due 05/09/2008	600	594
GMAC LLC, Senior Note 6.00%, due 12/15/2011	435	433
Petroleum Refining (0.5%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066(b)	700	758
Primary Metal Industries (0.8%)

Metals USA Holdings Corp., Senior Note-144A 11.37%, due 01/15/2012*	290	278
PNA Group, Inc., Senior Note-144A 10.75%, due 09/01/2016	375	388
Texas Industries, Inc. 7.25%, due 07/15/2013	500	508
Printing & Publishing (0.4%)
RH Donnelley Corp., Senior Note 8.88%, due 01/15/2016	500	525
Radio & Television Broadcasting (2.4%)
Chancellor Media Corp. 8.00%, due 11/01/2008	1,415	1,471
Univision Communications, Inc. 7.85%, due 07/15/2011	1,950	1,965
Real Estate (1.1%)
Colonial Realty, LP 7.00%, due 07/14/2007	1,500	1,512
Restaurants (0.7%)
Carrols Corp. 9.00%, due 01/15/2013	500	511
Sbarro, Inc., Senior Note 11.00%, due 09/15/2009†	500	508
Retail Trade (0.3%)
Michaels Stores, Inc., Senior Subordinated Note-144A 11.38%, due 11/01/2016†	375	391
Rubber & Misc. Plastic Products (0.2%)
Titan International, Inc., Senior Note-144A 8.00%, due 01/15/2012	300	302
Savings Institutions (0.7%)
Sovereign Capital Trust VI, Guaranteed Note 7.91%, due 06/13/2036	875	984
Security & Commodity Brokers (3.6%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,568
JP Morgan Chase Capital XVIII 6.95%, due 08/17/2036	2,000	2,163
Residential Capital Corp. 6.38%, due 06/30/2010	585	592
Western Union Co. (T he)-144A 5.93%, due 10/01/2016	685	678
Stone, Clay & Glass Products (1.0%)
Lafarge SA 7.13%, due 07/15/2036	1,300	1,412
Telecommunications (0.9%)
Verizon Global Funding Corp. 7.75%, due 12/01/2030	1,100	1,290
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	2,000	2,186
Wholesale Trade Nondurable Goods (0.7%)
Supervalu, Inc., Senior Note 7.50%, due 11/15/2014	1,000	1,043
Total Corporate Debt Securities (cost: $132,192)		134,864

	Shares	Value
PREFERRED STOCKS (1.3%)
Holding & Other Investment Offices (0.6%)
Tanger Factory Outlet Centers REIT	33,334	863
Telecommunications (0.7%)
Centaur Funding Corp.-144A	852	994
Total Preferred Stocks (cost: $1,671)		1,857

	Principal	Value
SECURITY LENDING COLLATERAL (4.6%)
Debt (4.6%)
Repurchase Agreements (4.6%)††
Merrill Lynch & Co. 5.30%, dated 12/29/2006 to be repurchased at $3,189 on 01/02/2007	3,188	3,188
Morgan Stanley Dean Witter & Co. 5.36%, dated 12/29/2006 to be repurchased at $3,202 on 01/02/2007	3,200	3,200
Total Security Lending Collateral (cost: $6,388)		6,388

Total Investment Securities (cost: $141,951)#		$144,807

NOTES TO SCHEDULE OF INVESTMENTS:

†	At December 31, 2006, all or a portion of this security is on loan. The value at December 31, 2006, of all securities on loan is $6,246.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of December 31, 2006.

*	Floating or variable rate note. Rate is listed as of December 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $6,664, that serve as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.38% and 1/26/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $142,985. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,525 and $703, respectively. Net unrealized appreciation for tax purposes is $1,822.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities aggregated $35,625 or 25.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Item 2: Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	March 1, 2007

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	March 1, 2007